Other Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of total other income (expenses), net	The table below summarizes the Partnership's other income (expenses), net for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
	$	$	$
Restructuring costs(1)(2)	(1,928)	(9,994)	(119)
Other, net(3)(4)	50,251	(478)	(1,226)
Total other income (expenses), net	48,323	(10,472)	(1,345)
(1)During the year ended December 31, 2021, the Partnership recognized restructuring costs of $1.9 million, primarily due severance costs associated with certain vessels coming off contract.
(2)During the year ended December 31, 2020, the Partnership recognized restructuring costs of $10.0 million primarily related to severance costs from the contract termination of the Dampier Spirit FSO unit and severance costs associated with the transition of administrative services from Teekay Corporation to the Partnership.
(3)During the year ended December 31, 2021, the Partnership released an accrual related to claims related to Logitel from COSCO of $49.3 million (see Note 16a).
(4)During the year ended December 31, 2021, the Partnership released a provision of $0.8 million related to its ECL (see Note 2p)